OTHER INCOME, NET	9 Months Ended
Sep. 30, 2023
Other Income and Expenses [Abstract]
OTHER INCOME, NET	OTHER INCOME, NET
Included in other income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars in thousands)
Rental income	$1,942	$3,387	$6,647	$11,486
Unrealized gain on foreign currency denominated borrowings	3,369	5,397	21	12,702
Realized gain on fair value hedges	283	—	751	—
Unrealized (loss) gain on fair value hedges	(714)	45	(814)	44
Non-cash realized gain on foreign currency denominated borrowings	—	—	—	1,029
(Loss) gain on investments	(437)	(793)	430	(4,401)
Non-service components of net periodic pension benefit (costs)	277	633	(120)	3,133
Gain (loss) on contingent consideration	24	(23)	61	(64)
Other	73	553	745	(4,164)
Other income, net	$4,817	$9,199	$7,721	$19,765